SEMIANNUAL REPORT

January 31, 1997

INVESCO
SMALL
COMPANY
FUND

A no-load fund seeking
long-term capital growth

INVESCO FUNDS

Market Overview                                                    February 1997
     Like the stock and bond markets, the U.S. economy has produced startling numbers in recent years. After moderating during the third quarter 1996, the expansion again gained steam the following three months, growing at an annualized rate of 3.9%. Consequently, fears of reigniting inflation -- or action from the Federal Reserve Board to stave off that threat -- have reemerged among investors.
      The moderate inflation level of about 3% represents a positive factor for the economy. At the same time, though, the longevity of the current expansion -- over six years -- remains a cause for concern; the post-World War II average is only four and a half years. Negative growth hasn't been experienced since the first quarter of 1993. If the growth rate again approaches 5%, many economists expect the Federal Reserve Board to launch a preemptive strike against inflation, with the concomitant danger of cutting the expansion short.
      Last summer, concern about the Fed and the national elections caused a pullback in equity markets. Subsequently, with the political status quo generally maintained vis-a-vis the president and Congress, and the economy slowing on its own, the S&P 500 resumed its volatile hike upward.
      In comparison, investors in fixed-income securities experienced a bumpier ride in 1996. The second half of the year was smoother, as inflation fears waned and interest rates stabilized.
      1997 is a post-presidential election year, when the stock market often drops. And, compared to historical levels, valuations for many individual stocks appear high. Equity markets have been jumpy this winter, responding instantaneously to the smallest clues about the economy, interest rates, or fiscal and monetary policies. Securities markets around the globe immediately dropped following Fed Chairman Alan Greenspan's December remark that current stock prices may reflect "irrational exuberance."

INVESCO Small Company Fund
      As the line graph illustrates, for the period from inception through 1/31/97, the value of a $10,000 investment in INVESCO Small Company Fund, plus reinvested dividends and capital gain distributions, would have risen to $14,645. The chart and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.)(1),(2)


Graph:      Small Company Fund Total Return from Inception(12/93)
            through 1/31/97

      This line graph compares the value of a $10,000 investment in INVESCO Small Company Fund to the value of a $10,000 investment in the Russell 2000 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/93) through 1/31/97.

      For the six-month period ended 1/31/97, INVESCO Small Company Fund had a total return of 15.64%, compared to a total return of 17.80% for smaller-capitalization stocks as measured by the Russell 2000, and 24.13% for the broader market, as represented by the S&P 500. During the last three months ended 1/31/97, the fund's total return was 9.11%, besting the Lipper Small Company Growth Fund's average return of 7.12%. (Lipper Analytical Services is an independent mutual fund analyst, which tracks fund performance by total return unadjusted for commissions. Of course, past performance is not a guarantee of future results.)(1),(2)

                              Small Company Fund
                         Average Annual Total Return
                               as of 1/31/97(2)

                    1 year                             14.72%
                    -----------------------------------------
                    5 years                            12.80%
                    -----------------------------------------


Graph:      Small Company Fund Diversification
            by Value of Total Net Assets as of 1/31/97

      This bar graph reflects the allocation of the Small Company Fund's portfolio by value of net assets in Basic Materials, Capital Goods & Construction, Consumer Cyclical, Consumer Staples, Energy, Finance, Technology, Transportation & Services, Utilities, and Cash & Equivalents for the periods ending 7/95, 7/96, and 1/97.

      Last year highlighted the volatility typically associated with small-cap stocks, as the market return pendulum moved between extremes. Concerns over the presidential election and possible acceleration of inflation created a flight to quality; during the second half of 1996, money flowed out of small-cap stocks and into familiar large-cap stocks with stable earnings. This phenomenon, coupled with seasonal tax-loss selling at the end of the year, depressed the small-cap market. However, January saw renewed interest in the market, as these stocks typically have rebounded -- albeit to a smaller degree than hoped.
      Within this volatile environment, stock selection has been difficult for both growth and value investors. However, value outperformed growth in the small-cap market in the latter half of 1996, as value stock selections are based on fundamentals and relative valuations. This type of investing typically kept the value investor out of market momentum stocks -- which were devastated in the "flight to quality" last autumn.
      For 1997, the fund will continue to employ a quantitative investment style that seeks to identify companies with strong and improving fundamentals with market capitalization between $30 million and $1 billion. We believe that stock selectivity will remain critical for 1997.

Looking Forward
     Market volatility is inherent in small-cap stocks. Small-cap companies are among the key building blocks of the American economy, and their stocks may offer dynamic rewards for the patient investor -- but patience is critical when investing in this particular market.
     Moving into 1997, we feel that the atypical disparity of returns between large- and small-cap stocks should diminish. As the growth rate of earnings slows down for large-caps, they may fall out of favor with investors, sending a flow of capital to small-cap stocks.

Fund Management
      INVESCO Small Company Fund is managed by Bob Slotpole, senior vice president and director of equities for INVESCO Management & Research, Inc. He earned an MBA from Stanford University, as well as a BS from the State University of New York-Buffalo. Bob began his investment career in 1975. Previously, he was associated with First Boston and Lehman Brothers.

(1) The S&P 500 and Russell 2000 are unmanaged indexes of common stocks considered to be representative of the broad stock market and smaller-capitalization stock market, respectively.

(2) Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

INVESCO Diversified Funds, Inc. - Small Company Fund
Ten Largest Common Stock Holdings
January 31, 1997

Description                                                             Value
--------------------------------------------------------------------------------
Astoria Financial                                                     $1,743,300
Periphonics Corp                                                         924,800
Measurex Corp                                                            907,175
Wellsford Residential Property Trust SBI                                 860,625
CCB Financial                                                            845,000
PHH Corp                                                                 837,375
Protective Life                                                          824,200
Mark Twain Bancshares                                                    816,075
CBL & Associates Properties                                              768,750
Renaissance Communications                                               754,325

Composition of holdings is subject to change.

INVESCO Diversified Funds, Inc. - Small Company Fund
Statement of Investment Securities
January 31, 1997
UNAUDITED
                                                Shares or
                                                Principal
Description                                      Amount                   Value
--------------------------------------------------------------------------------
COMMON STOCKS 100.00%
AEROSPACE/DEFENSE 1.08%
Thiokol Corp                                       5,400           $     302,400
UNC Inc*                                          20,400                 226,950
                                                                   -------------
                                                                         529,350
                                                                   -------------
AUTO PARTS 0.80%
Borg-Warner Automotive                             9,800                 390,775
                                                                   -------------
AUTOMOBILES 1.04%
SPX Corp                                          12,500                 507,812
                                                                   -------------
BANKS 5.92%
CCB Financial                                     13,000                 845,000
Cullen Frost Bankers                              12,000                 419,250
Deposit Guaranty                                  12,900                 404,737
First Michigan Bank                                    1                      29
Mark Twain Bancshares                             16,200                 816,075
Zions Bancorp                                      3,600                 415,800
                                                                   -------------
                                                                       2,900,891
                                                                   -------------
BIOTECHNOLOGY 1.57%
Bio-Rad Laboratories Class A*                      5,700                 182,400
Gilead Sciences*                                   8,300                 270,787
ICOS Corp*                                        39,400                 315,200
                                                                   -------------
                                                                         768,387
                                                                   -------------
BROADCASTING 1.54%
Renaissance Communications*                       21,100                 754,325
                                                                   -------------
BUILDING MATERIALS 1.74%
Centex Corp                                       15,500                 604,500
Texas Industries                                   4,500                 248,625
                                                                   -------------
                                                                         853,125
                                                                   -------------
CHEMICALS 3.69%
Cytec Industries*                                  9,000                 358,875
Dexter Corp                                       24,400                 738,100
Ionics Inc*                                        4,100                 205,512
Lilly Industries Class A                          25,600                 508,800
                                                                   -------------
                                                                       1,811,287
                                                                   -------------

COMPUTER RELATED 7.01%
American Management Systems*                      19,500                 426,563
Boole & Babbage                                   16,800                 428,400
CACI International Class A*                        4,700                  98,700
Evans & Sutherland Computer*                      12,200                 305,000
Fair Issac & Co                                    9,900                 399,712
Harbinger Corp*                                    6,100                 245,525
Manugistics Group*                                 2,300                 100,625
National Data                                      6,900                 282,900
Network Appliance*                                 6,000                 307,500
Stratus Computer*                                  8,900                 282,575
SunGard Data Systems*                              9,000                 355,500
Technology Solutions*                              5,300                 203,388
                                                                   -------------
                                                                       3,436,388
                                                                   -------------
CONSUMER - JEWELRY, NOVELTY & GIFT 1.06%
Oneida Ltd                                        11,500                 199,812
Zale Corp*                                        19,900                 318,400
                                                                   -------------
                                                                         518,212
                                                                   -------------
CONTAINERS 0.70%
AptarGroup Inc                                    10,300                 345,050
                                                                   -------------
DISTRIBUTION - DURABLES 0.43%
MicroAge Inc*                                     14,400                 212,400
                                                                   -------------
DRUGS 1.02%
Bindley Western Industries                        28,100                 498,775
                                                                   -------------
ELECTRIC UTILITIES 2.64%
Central Maine Power                               17,700                 196,912
CILCORP Inc                                        3,000                 115,500
Commonwealth Energy Systems SBI                    8,600                 209,625
IES Industries                                    13,400                 410,375
Minnesota Power & Light                           12,700                 363,538
                                                                   -------------
                                                                       1,295,950
                                                                   -------------
ELECTRICAL EQUIPMENT 2.78%
Baldor Electric                                   22,650                 580,406
Bell Industries                                   12,490                 282,586
Methode Electronics Class A                       12,200                 271,450
Moog Inc Class A*                                  9,200                 226,550
                                                                   -------------
                                                                       1,360,992
                                                                   -------------
ELECTRONICS - INSTRUMENTS 1.89%
Periphonics Corp*                                 28,900                 924,800
                                                                   -------------

ENGINEERING & CONSTRUCTION 1.84%
NVR Inc*                                          19,200                 247,200
Oakwood Homes                                      8,800                 180,400
Stone & Webster                                   14,000                 476,000
                                                                   -------------
                                                                         903,600
                                                                   -------------
FINANCIAL - DIVERSIFIED 0.81%
CMAC Investment                                   11,400                 396,150
Mutual Risk Management                                 1                      36
                                                                   -------------
                                                                         396,186
                                                                   -------------
FOODS 1.44%
Earthgrains Co                                     4,800                 223,800
International Multifoods                          26,800                 482,400
                                                                   -------------
                                                                         706,200
                                                                   -------------
GAMING 0.51%
Primadonna Resorts*                               11,900                 249,900
                                                                   -------------
GOLD & PRECIOUS METALS MINING 0.54%
Zeigler Coal Holding                              10,300                 263,937
                                                                   -------------
HEALTHCARE DRUGS - PHARMACEUTICALS 1.01%
Barr Laboratories*                                 2,000                  70,000
Bergen Brunswig Class A                           10,600                 315,350
Carter-Wallace Inc                                 7,400                 111,000
                                                                   -------------
                                                                         496,350
                                                                   -------------
HEALTHCARE RELATED 1.30%
ADAC Laboratories                                  8,000                 199,000
Hooper Holmes                                        300                   4,837
West Co                                           15,600                 432,900
                                                                   -------------
                                                                         636,737
                                                                   -------------
HOUSEHOLD FURNITURE & APPLIANCES 1.47%
La-Z Boy Chair                                     6,800                 212,500
Miller (Herman) Inc                                8,800                 509,300
                                                                   -------------
                                                                         721,800
                                                                   -------------

INSURANCE 3.93%
Commerce Group                                    18,600                 451,050
Orion Capital                                      2,600                 163,800
Protective Life                                   20,800                 824,200
Reliance Group Holdings                           28,300                 258,237
Selective Insurance Group                          5,600                 229,600
                                                                   -------------
                                                                       1,926,887
                                                                   -------------
INVESTMENT BANK/BROKER FIRM 1.45%
Raymond James Financial                           22,000                 709,500
                                                                   -------------
LEISURE TIME 1.67%
Carmike Cinemas Class A*                          19,000                 451,250
Coachmen Industries                               10,800                 203,850
Outboard Marine                                   10,000                 166,250
                                                                   -------------
                                                                         821,350
                                                                   -------------
MACHINERY 1.97%
Blount International Class A                       4,500                 182,812
Harnischfeger Industries                           8,094                 359,171
IDEX Corp                                         11,300                 423,750
                                                                   -------------
                                                                         965,733
                                                                   -------------
MANUFACTURING 3.22%
Fisher Scientific International                    8,000                 351,000
Global Industrial Technologies*                   14,300                 260,975
Robbins & Myers                                   18,100                 479,650
Teleflex Inc                                      10,300                 486,675
                                                                   -------------
                                                                       1,578,300
                                                                   -------------
MEDICAL EQUIPMENT & DEVICES 3.45%
Advanced Technology Laboratories*                  9,100                 303,713
Invacare Corp                                      8,200                 221,400
Kinetic Concepts                                  21,300                 266,250
OEC Medical Systems*                              12,000                 207,000
Safeskin Corp*                                    17,800                 427,200
Sofamor/Danek Group*                               6,500                 268,125
                                                                   -------------
                                                                       1,693,688
                                                                   -------------

METALS & MINING 1.19%
Cleveland-Cliffs Inc                              13,400                 582,900
                                                                   -------------
NATURAL GAS 0.94%
ONEOK Inc                                         15,600                 462,150
                                                                   -------------
OFFICE EQUIPMENT & SUPPLIES 0.70%
Symbol Technologies*                               6,300                 344,925
                                                                   -------------
OIL & GAS RELATED 3.33%
Cabot Oil & Gas Class A                           25,200                 459,900
Camco International                               12,100                 579,288
Parker & Parsley Petroleum                         8,500                 296,438
Ultramar Diamond Shamrock                         10,098                 296,629
                                                                   -------------
                                                                       1,632,255
                                                                   -------------
PAPER & FOREST PRODUCTS 0.73%
Fibreboard Corp*                                  10,300                 356,638
                                                                   -------------
PERSONAL CARE 1.15%
Rexall Sundown*                                   17,700                 566,400
                                                                   -------------
PHYSICIAN PRACTICE MANAGEMENT 1.44%
Universal Health Services Class B*                24,400                 707,600
                                                                   -------------
POLLUTION CONTROL 0.02%
Thermo Ecotek*                                       600                   9,225
                                                                   -------------
PUBLISHING 1.90%
Media General Class A                              7,900                 248,850
Meredith Corp                                      8,400                 431,550
Pulitzer Publishing                                5,266                 250,793
                                                                   -------------
                                                                         931,193
                                                                   -------------
REAL ESTATE INVESTMENT TRUST 10.35%
Beacon Properties                                 11,800                 421,850
CBL & Associates Properties                       30,000                 768,750
Duke Realty Investments                           10,300                 408,138
Gables Residential Trust SBI                       6,900                 183,713
Highwoods Properties                               5,700                 199,500
Koger Equity*                                     19,500                 348,563
Liberty Property Trust SBI                         9,900                 254,925
MGI Properties                                    11,800                 256,650
Merry Land & Investment                            7,300                 162,425
Omega Healthcare Investors                         5,700                 179,550
Patriot American Hospitality                       4,500                 211,500
Public Storage                                    20,800                 608,400
Shurgard Storage Centers Class A                   7,500                 209,063
Wellsford Residential Property Trust SBI          30,600                 860,625
                                                                   -------------
                                                                       5,073,652
                                                                   -------------

RESTAURANTS 0.54%
Applebee's International                           4,700                 126,900
CKE Restaurants                                    6,550                 136,731
                                                                   -------------
                                                                         263,631
                                                                   -------------
RETAIL 2.52%
Borders Group*                                     6,200                 276,675
Carson Pirie Scott*                               10,200                 272,850
Ross Stores                                        7,900                 323,900
Shopko Stores                                     22,800                 361,950
                                                                   -------------
                                                                       1,235,375
                                                                   -------------
SAVINGS & LOAN COMPANIES 3.59%
Astoria Financial                                 44,700               1,743,300
California Federal Bank SCLP*                      1,030                  17,381
                                                                   -------------
                                                                       1,760,681
                                                                   -------------
SERVICES - ADVERTISING/MARKETING 0.52%
True North Communications                         11,600                 253,750
                                                                   -------------
SERVICES - COMMERCIAL & CONSUMER 4.38%
DeVRY Inc*                                        17,000                 446,250
G & K Services Class A                            16,500                 528,000
Kinder-Care Learning Centers*                     17,900                 333,388
PHH Corp                                          17,400                 837,375
                                                                   -------------
                                                                       2,145,013
                                                                   -------------
SERVICES - COMPUTER SYSTEMS 2.84%
Gerber Scientific                                 34,100                 485,925
Measurex Corp                                     26,200                 907,175
                                                                   -------------
                                                                       1,393,100
                                                                   -------------
SPECIALTY PRINTING 0.40%
Graphic Industries                                20,100                 195,975
                                                                   -------------
TELECOMMUNICATIONS -
   CELLULAR/WIRELESS 0.66%
Centennial Cellular Class A*                      27,100                 321,813
                                                                   -------------
TEXTILE - APPAREL MANUFACTURING 1.41%
Burlington Industries*                            22,000                 264,000
Kellwood Co                                       11,100                 246,975
Nautica Enterprises*                               7,700                 180,950
                                                                   -------------
                                                                         691,925
                                                                   -------------

TRANSPORTATION 0.36%
APL Ltd                                            7,300                 175,200
                                                                   -------------
TRUCKERS 1.19%
Werner Enterprises                                32,400                 583,200
                                                                   -------------
UTILITIES - WATER 0.32%
E'town Corp                                        5,000                 155,625
                                                                   -------------
TOTAL INVESTMENT SECURITIES
 AT VALUE 100.00%
 (Cost $43,480,161)
 (Cost for Income Tax Purposes
   $43,490,825)                                                    $  49,020,913
                                                                   =============

* Security is non-income producing.

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Fund
Statement of Assets and Liabilities
January 31, 1997
UNAUDITED

ASSETS
Investment Securities at Value
   (Cost $43,480,161)                                              $  49,020,913
Receivables:
   Investment Securities Sold                                          9,921,986
   Fund Shares Sold                                                      196,432
   Dividends and Interest                                                 38,220
Prepaid Expenses and Other Assets                                         48,007
                                                                   -------------
TOTAL ASSETS                                                          59,225,558
                                                                   -------------
LIABILITIES
Payables:
   Custodian                                                           9,147,436
   Investment Securities Purchased                                        57,204
   Fund Shares Repurchased                                               652,145
Accrued Expenses and Other Payables                                       19,808
                                                                   -------------
TOTAL LIABILITIES                                                      9,876,593
                                                                   -------------
Net Assets at Value                                                $  49,348,965
                                                                   =============
NET ASSETS
Paid-in Capital*                                                   $  40,741,750
Accumulated Undistributed Net
   Investment Income                                                     191,257
Accumulated Undistributed Net Realized Gain
   on Investment Securities, Foreign Currency
   Transactions and Futures Contracts                                  2,875,701
Net Appreciation of Investment Securities,
   Foreign Currency Transactions and
   Futures Contracts                                                   5,540,257
                                                                   -------------
Net Assets at Value                                                $  49,348,965
                                                                   =============
Net Asset Value, Offering and Redemption
   Price per Share                                                        $12.68
                                                                   =============

* The Fund has 100 million authorized shares of common stock, par value of $0.01 per share, of which 3,891,104 were outstanding at January 31, 1997.

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Fund
Statement of Operations
Six Months Ended January 31, 1997
UNAUDITED

INVESTMENT INCOME
INCOME
Dividends                                                          $     407,296
Interest                                                                 197,270
   Foreign Taxes Withheld                                                  (345)
                                                                   -------------
   TOTAL INCOME                                                          604,221
                                                                   -------------
EXPENSES
Investment Advisory Fees                                                 220,716
Transfer Agent Fees                                                       56,013
Administrative Fees                                                        9,468
Custodian Fees and Expenses                                               12,768
Directors' Fees and Expenses                                               4,770
Professional Fees and Expenses                                            11,233
Registration Fees and Expenses                                            27,081
Reports to Shareholders                                                    5,467
Other Expenses                                                             2,107
                                                                   -------------
   TOTAL EXPENSES                                                        349,623
   Fees and Expenses Absorbed
   by Investment Adviser                                                 (1,881)
                                                                   -------------
   NET EXPENSES                                                          347,742
                                                                   -------------
NET INVESTMENT INCOME                                                    256,479
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on:
   Investment Securities and Foreign
   Currency Transactions                                               2,301,294
   Futures Contracts                                                     810,630
                                                                   -------------
   Total Net Realized Gain                                             3,111,924
                                                                   -------------
Change in Net Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency
   Transactions                                                        5,033,760
   Futures Contracts                                                       (495)
                                                                   -------------
   Total Net Appreciation                                              5,033,265
                                                                   -------------
NET GAIN ON INVESTMENT SECURITIES                                      8,145,189
                                                                   -------------
Net Increase in Net Assets from Operations                         $   8,401,668
                                                                   =============

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Fund
Statement of Changes in Net Assets


                                           Six Months                  Year
                                             Ended                    Ended
                                           January 31                July 31
                                         --------------          --------------
                                              1997                     1996
                                            UNAUDITED

OPERATIONS
Net Investment Income                     $     256,479           $     331,234
Net Realized Gain on Investment
   Securities, Foreign Currency
   Transactions and Futures
   Contracts                                  3,111,924               6,672,541
Change in Net Appreciation
   (Depreciation) of Investment
   Securities, Foreign Currency
   Transactions and Futures Contracts         5,033,265             (2,961,051)
                                         --------------          --------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS                     8,401,668               4,042,724
                                         --------------          --------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                          (70,000)               (328,765)
Net Realized Gain on
   Investment Securities                    (6,451,829)             (1,179,375)
                                         --------------          --------------
TOTAL DISTRIBUTIONS                         (6,521,829)             (1,508,140)
                                         --------------          --------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares               156,277,502             143,331,961
Reinvestment of Distributions                 6,488,675               1,510,374
                                         --------------          --------------
                                            162,766,177             144,842,335
Amounts Paid for Repurchases
   of Shares                              (161,990,236)           (140,754,802)
                                         --------------          --------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                      775,941               4,087,533
                                         --------------          --------------
Total Increase in Net Assets                  2,655,780               6,622,117
NET ASSETS
Beginning of Period                          46,693,185              40,071,068
                                         --------------          --------------
End of Period (Including
   Accumulated Undistributed Net
   Investment Income of $191,257
   and $4,778, respectively)              $  49,348,965           $  46,693,185
                                         ==============          ==============

FUND SHARE TRANSACTIONS
Shares Sold                                  12,192,029              11,466,923
Shares Issued from Reinvestment
   of Distributions                             531,761                 122,792
                                         --------------          --------------
                                             12,723,790              11,589,715
Shares Repurchased                         (12,664,025)            (11,162,000)
                                         --------------          --------------
Net Increase in Fund Shares                      59,765                 427,715
                                         ==============          ==============

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Fund
Notes to Financial Statements
UNAUDITED
NOTE  1  -  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES.   INVESCO
Diversified Funds, Inc. (the "Fund"), was incorporated in Maryland and presently consists of the Small Company Fund. The investment objective of the Fund is to seek long-term capital growth. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. Effective February 1, 1997, the Fund's name will change to INVESCO Diversified Funds, Inc. -- Small Company Value Fund.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
        Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
        If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors.
        Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
        Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium is recorded on the accrual basis. Cost is determined on the specific identification basis.

        The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
        The Fund's use of  short-term  forward  foreign  currency  contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
C. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
        Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
        Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liablities.
F. FUTURES CONTRACTS - The Fund may enter into futures contracts for hedging or other non-speculative purposes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying a futures contract and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.
NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.
    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Management & Research, Inc. ("IMR"), an affiliate of IFG, investment decisions of the Fund are made by IMR. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year.
    IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    IFG and IMR have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by the Fund.
NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended January 31, 1997, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $29,357,628 and $35,509,924, respectively.
    There were no purchases or sales of U.S. Government securities.
NOTE 4 - APPRECIATION AND DEPRECIATION. At January 31, 1997, the gross appreciation of securities in which there was an excess of value over tax cost amounted to $6,800,793 and the gross depreciation of securities in which there was an excess of tax cost over value amounted to $1,270,704, resulting in net appreciation of $5,530,089.
NOTE 5 - TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG or IMR.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate of 40% of the retainer fee at the time of retirement.

    Pension expenses for the six months ended January 31, 1997, included in Directors' Fees and Expenses in the Statement of Operations were $388. Unfunded accrued pension costs of $911 and pension liability of $1,989 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.
NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At January 31, 1997, there were no such borrowings.


Other Information
UNAUDITED

On January 31, 1997, a special meeting of the shareholders of the Fund was held at which the eleven directors identified below were elected, the selection of Price Waterhouse LLP as independent accountants (Proposal 1), the approval of a new investment advisory agreement with INVESCO Funds Group, Inc. ("IFG"), (Proposal 2), and a new sub-advisory agreement between IFG and INVESCO Management & Research, Inc. (Proposal 3) was ratified. The following is a report of the votes cast:

                                                   Withheld/
Nominee/Proposal          For         Against      Abstain          Total
---------------------------------------------------------------------------
Charles W. Brady       2,864,254         0          20,816        2,885,070
Dan J. Hesser          2,864,254         0          20,816        2,885,070
Fred A. Deering        2,850,684         0          34,386        2,885,070
Victor L. Andrews      2,850,784         0          34,286        2,885,070
Bob R. Baker           2,864,254         0          20,816        2,885,070
Lawrence H. Budner     2,864,254         0          20,816        2,885,070
Daniel D. Chabris      2,850,769         0          34,301        2,885,070
A.D. Frazier, Jr.      2,864,254         0          20,816        2,885,070
Hubert L. Harris, Jr.  2,864,254         0          20,816        2,885,070
Kenneth T. King        2,850,784         0          34,286        2,885,070
John W. McIntyre       2,850,784         0          34,286        2,885,070


Proposal No. 1         2,842,333      24,712        18,024        2,885,069
Proposal No. 2         2,834,093      23,852        27,123        2,885,068
Proposal No. 3         2,834,073      20,601        30,395        2,885,069

INVESCO Diversified Funds, Inc. - Small Company Fund
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)

                                Six Months                           Period
                                  Ended                               Ended
                                January 31     Year Ended July 31    July 31
                                ----------   ---------------------  ---------
                                   1997          1996       1995      1994^
                                 UNAUDITED

PER SHARE DATA
Net Asset Value -
   Beginning of Period          $    12.19   $    11.77  $    9.76  $   10.00
                                ----------   ---------------------  ---------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                 0.06         0.08       0.05       0.06
Net Gains or (Losses)
   on Securities (Both
   Realized and Unrealized)           1.79         0.68       2.05     (0.28)
                                ----------   ---------------------  ---------
Total from Investment
   Operations                         1.85         0.76       2.10     (0.22)
                                ----------   ---------------------  ---------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                  0.01         0.08       0.09       0.02
Distributions from
   Capital Gains                      1.35         0.26       0.00       0.00
                                ----------   ---------------------  ---------
Total Distributions                   1.36         0.34       0.09       0.02
                                ----------   ---------------------  ---------
Net Asset Value -
   End of Period                $    12.68   $    12.19  $   11.77  $    9.76
                                ==========   =====================  =========

TOTAL RETURN                       15.64%*        6.47%     21.64%   (2.21%)*

RATIOS
Net Assets -
   End of Period
   ($000 Omitted)                   49,349       46,693     40,071     13,474
Ratio of Expenses to
   Average Net Assets#              0.60%*       1.09%@      1.00%     1.00%~
Ratio of Net Investment
   Income to Average
   Net Assets#                      0.44%*        0.61%      0.84%     1.20%~
Portfolio Turnover Rate               59%*         156%        73%       55%*
Average Commission
   Rate Paid^^                     0.0568*          -          -          -

^ From December 1, 1993, commencement of operations, to July 31, 1994.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and IMR for the six months ended January 31, 1997, for the years ended July 31, 1996 and 1995 and for the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.60% (not annualized), 1.09%, 1.32% and 1.64% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.44% (not annualized), 0.61%, 0.52% and 0.56% (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expenses offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for the fiscal years beginning September 1, 1995 and thereafter.

INVESCO FUNDS

We're easy to stay in touch with:
Investor Services Representatives,
1-800-525-8085
PAL(R), your Personal Account Line,
1-800-424-8085

On the World Wide Web:
http://www.invesco.com

Denver Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 E. Union
Avenue, Lobby Level

INVESCO Funds Group, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.